UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340
Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2014
Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.2%)
New Jersey (101.2%)
Bergen County NJ Improvement Authority
Pooled Loan Revenue	3.000%	2/15/15	1,830	1,854
Bergen County NJ Improvement Authority
School District Revenue (Elmwood Park
Board of Education)	1.000%	8/1/15	1,400	1,411
Bernards Township NJ School District GO	1.000%	1/1/15	2,305	2,311
Burlington County NJ BAN	0.750%	5/19/15	50,000	50,220
Burlington County NJ Bridge Commission
Revenue	5.000%	10/15/14	1,000	1,006
Burlington County NJ Bridge Commission
Revenue BAN	1.250%	11/19/14	13,250	13,279
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)
VRDO	0.040%	9/5/14 LOC	28,940	28,940
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.040%	9/5/14 LOC	46,500	46,500
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.040%	9/5/14 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	9/5/14 LOC	41,745	41,745
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	9/5/14 LOC	44,000	44,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	9/5/14 LOC	4,900	4,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	9/5/14 LOC	29,635	29,635
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.050%	9/5/14 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.030%	9/5/14 LOC	3,900	3,900
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.030%	9/5/14 LOC	5,925	5,925
Freehold Township NJ BAN	1.000%	12/16/14	11,855	11,881
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.010%	9/2/14	17,985	17,985
Hopewell Township NJ BAN	0.750%	4/10/15	9,227	9,261
Hudson County NJ BAN	2.000%	12/5/14	1,000	1,005
Hudson County NJ Improvement Authority BAN	1.000%	12/10/14	7,500	7,512
1 Madison Borough NJ Board of Education GO
TOB VRDO	0.050%	9/5/14 LOC	11,535	11,535
Mahwah Township NJ BAN	1.000%	8/7/15	5,000	5,040
Mercer County NJ BAN	1.000%	12/2/14	20,000	20,041
Middlesex County NJ BAN	0.750%	6/5/15	24,200	24,314
Middlesex County NJ Improvement Authority	3.000%	9/15/14	1,535	1,537

Monmouth County NJ GO	2.000%	3/1/15	3,340	3,371
Monmouth County NJ GO	2.000%	3/1/15	440	444
Monmouth County NJ GO	2.000%	3/1/15	290	293
Monmouth County NJ Improvement Authority
Lease Revenue (Capital Equipment Pooled)	1.000%	10/1/14	3,090	3,092
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	2.000%	12/4/14	11,000	11,052
Morris County NJ GO	1.000%	11/15/14	1,168	1,170
Morris County NJ GO	0.500%	2/1/15	1,000	1,001
Morris Township NJ BAN	1.000%	11/14/14	16,381	16,407
New Jersey Economic Development Authority
(School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,024
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (New Jersey
Natural Gas Co.) VRDO	0.050%	9/2/14	6,145	6,145
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (New Jersey
Natural Gas Co.) VRDO	0.060%	9/2/14	5,600	5,600
New Jersey Economic Development Authority
Revenue	5.000%	9/1/14 (Prere.)	2,200	2,200
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.040%	9/5/14 LOC	9,300	9,300
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.030%	9/2/14 LOC	7,400	7,400
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.030%	9/2/14 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.060%	10/6/14	6,770	6,770
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.040%	9/5/14 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.030%	9/2/14 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.050%	9/5/14 LOC	3,400	3,400
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.030%	9/5/14 LOC	6,745	6,745
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.040%	9/5/14 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.040%	9/5/14 LOC	20,960	20,960
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14 (Prere.)	2,525	2,525
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/14 (Prere.)	1,500	1,500
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/14 (ETM)	1,000	1,015
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,024
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,024
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,024
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	3,045	3,120

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	1,700	1,743
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	1,360	1,394
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	1,250	1,282
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	5,200	5,333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	9/1/15 (Prere.)	1,000	1,049
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	11,605	11,605
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.010%	9/2/14	2,000	2,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.030%	9/2/14	13,450	13,450
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.040%	9/2/14	7,200	7,200
New Jersey Economic Development Authority
School Revenue (Blair Academy Project)
VRDO	0.030%	9/5/14 LOC	12,545	12,545
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.030%	9/5/14	16,825	16,825
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.030%	9/5/14	22,400	22,400
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.050%	9/5/14 LOC	7,825	7,825
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.050%	9/5/14	2,665	2,665
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.060%	9/5/14	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.040%	9/5/14 LOC	13,990	13,990
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/14	1,025	1,025
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/14	1,245	1,245
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.050%	9/5/14	4,015	4,015
1 New Jersey GO TOB VRDO	0.050%	9/2/14 LOC	38,000	38,000
1 New Jersey GO TOB VRDO	0.050%	9/2/14 LOC	5,000	5,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.040%	9/5/14 LOC	6,500	6,500
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.040%	9/5/14 LOC	8,085	8,085
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.050%	9/5/14 LOC	6,000	6,000

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.050%	9/5/14 LOC	17,400	17,400
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.050%	9/5/14 LOC	17,100	17,100
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.050%	9/5/14 LOC	13,750	13,750
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.040%	9/5/14 LOC	7,000	7,000
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.030%	9/5/14 LOC	6,400	6,400
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.030%	9/5/14 LOC	3,765	3,765
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.030%	9/5/14 LOC	5,800	5,800
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.030%	9/5/14 LOC	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.040%	9/5/14 LOC	13,330	13,330
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.030%	9/5/14 LOC	13,990	13,990
New Jersey Health Care Facilities Financing
Authority Revenue (Underwood Memorial
Hospital) VRDO	0.040%	9/5/14 LOC	8,140	8,140
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.030%	9/2/14 LOC	3,300	3,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.030%	9/5/14 LOC	1,300	1,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	9/5/14 LOC	13,200	13,200
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	9/5/14 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.060%	9/5/14	4,500	4,500
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.090%	9/5/14 LOC	3,155	3,155
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.090%	9/5/14 LOC	3,995	3,995
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.200%	9/5/14	26,985	26,985
New Jersey Highway Authority Revenue
(Garden State Parkway)	5.500%	1/1/15 (ETM)	4,105	4,178
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.050%	9/5/14 LOC	6,815	6,815
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.040%	9/5/14	11,075	11,075
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.040%	9/5/14	12,485	12,485

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.040%	9/5/14	8,215	8,215
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	9/5/14	20,475	20,475
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	3,190	3,351
New Jersey Transportation Trust Fund Authority
Revenue	5.250%	6/15/15 (Prere.)	1,165	1,212
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14	3,100	3,145
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/14 (ETM)	4,740	4,817
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	2,000	2,076
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	1,950	2,028
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	2,050	2,132
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.040%	9/5/14 LOC	14,200	14,200
New Jersey Turnpike Authority Revenue VRDO	0.040%	9/5/14 LOC	38,000	38,000
North Bergen Township NJ BAN	1.000%	4/1/15	10,649	10,699
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.150%	9/5/14 LOC	2,700	2,700
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.130%	9/5/14 LOC	59,800	59,800
1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.130%	9/5/14 LOC	10,000	10,000
Paramus Borough NJ BAN	1.000%	2/20/15	10,105	10,137
Port Authority of New York & New Jersey
Revenue	2.000%	9/15/14	3,700	3,703
Port Authority of New York & New Jersey
Revenue CP	0.090%	9/10/14	9,000	9,000
Port Authority of New York & New Jersey
Revenue CP	0.070%	9/25/14	12,730	12,730
Port Authority of New York & New Jersey
Revenue CP	0.080%	12/2/14	2,805	2,805
Port Authority of New York & New Jersey
Revenue CP	0.080%	12/9/14	18,785	18,785
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.060%	9/5/14	9,900	9,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.060%	9/5/14	15,190	15,190
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.060%	9/5/14	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.060%	9/5/14	2,700	2,700
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	9/5/14	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	9/5/14	9,095	9,095
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	9/5/14	8,000	8,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	9/5/14	3,495	3,495

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	9/5/14	1,000	1,000
Princeton University New Jersey CP	0.040%	9/4/14	24,000	24,000
Princeton University New Jersey CP	0.040%	10/6/14	15,000	15,000
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.050%	9/5/14	6,700	6,700
Rutgers State University New Jersey Revenue
VRDO	0.040%	9/2/14	64,495	64,495
Secaucus NJ BAN	1.000%	1/9/15	5,573	5,586
Secaucus NJ BAN	1.000%	6/12/15	4,819	4,846
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.030%	9/5/14 LOC	18,180	18,180
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.030%	9/5/14 LOC	7,400	7,400
Union County NJ BAN	0.750%	6/26/15	20,000	20,104
Union County NJ GO	2.000%	3/1/15	2,525	2,549
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	9/2/14	21,670	21,670
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	9/2/14	25,645	25,645
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.070%	9/5/14	14,815	14,815
Wayne Township NJ BAN	0.750%	7/20/15	4,300	4,320
West Orange Township NJ BAN	1.000%	10/21/14	8,186	8,193
West Orange Township NJ BAN	1.000%	5/19/15	8,146	8,187
Woodbridge Township NJ BAN	1.000%	8/21/15	5,000	5,039
				1,538,066
Total Tax-Exempt Municipal Bonds (Cost $1,538,066)				1,538,066
Total Investments (101.2%) (Cost $1,538,066)				1,538,066
Other Assets and Liabilities-Net (-1.2%)				(18,338)
Net Assets (100%)				1,519,728

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $281,235,000, representing 18.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

New Jersey Tax-Exempt Money Market Fund

TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

New Jersey Tax-Exempt Money Market Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.1%)
New Jersey (100.3%)
Atlantic City NJ GO	4.000%	11/1/16	2,700	2,750
Atlantic City NJ GO	4.000%	11/1/17	3,965	4,025
Atlantic City NJ GO	4.000%	11/1/18	450	452
Atlantic City NJ GO	5.000%	11/1/22	3,000	3,099
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,521
Bayonne NJ GO	5.750%	7/1/35	7,500	8,283
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/19	450	528
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	543
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,608
Bernards Township NJ School District GO	4.000%	7/15/24	1,400	1,587
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/23	1,000	1,201
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/24	1,000	1,210
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/24	700	833
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/25	500	599
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	317
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/26	2,100	2,495
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,840
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/25	1,350	1,370
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,605	13,880
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	4,000	4,451
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,106
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,654
1 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/25	1,790	2,129
1 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,362
1 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,350

1 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,617
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,115
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,230
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	595
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,169
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,394
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	754
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,148
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,637
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,911
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,981
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,622
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,402
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	9,836
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	16,932
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,075
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,805
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/20	1,000	1,203
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/21	1,125	1,370
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/22	1,000	1,227
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/24 (14)	5,000	6,333
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/21	2,390	2,917
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,423
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	10,190	8,406
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	15,990	20,714

Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/23	400	484
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/24	500	601
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,390	1,503
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,078
Hopewell Township NJ GO	5.000%	10/1/24	1,000	1,256
Hopewell Township NJ GO	5.000%	10/1/25	1,035	1,287
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/24	1,070	1,227
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/25	500	567
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	890
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,246
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,400
Jersey City NJ GO	5.000%	3/1/19	1,550	1,779
Jersey City NJ GO	5.000%	3/1/22	1,750	2,044
Lenape NJ Regional High School District GO	4.000%	3/15/25	1,580	1,753
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,194
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,621
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,719
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,252
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,374
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,162
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,552
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (ETM)	20	20
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	6
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,731
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	561
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,750
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,390
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,205
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,436
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,298

Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,185
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,454
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,425
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	1,001
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,869
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,170
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,208
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,191
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	701
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	522
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	635
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	664
New Jersey Building Authority Revenue	5.000%	6/15/16	2,250	2,421
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/16 (2)	2,000	2,067
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,041
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,454
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,759
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,083
New Jersey Economic Development Authority
(School Facilities Construction)	5.000%	6/15/31	4,000	4,455
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,551
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	5,072
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	935	950
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.030%	9/2/14 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.030%	9/2/14 LOC	7,600	7,600
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,165
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,876
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,759
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,519
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,216
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,544
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)	5.000%	7/1/48	9,570	10,751
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.030%	9/2/14 LOC	6,300	6,300

New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,009
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,018
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	4,850	4,930
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,251
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	17,019
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	3,043
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,024
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.030%	9/8/14 LOC	4,270	4,270
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	9,500	9,739
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	1,000	1,025
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	8,000	8,201
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	9,500	9,745
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,649
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	1,025	1,140
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	3,040	3,409
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,834
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,465
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19	6,070	6,896
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,476
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,417
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	4,175
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	2,952
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,738
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,002
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	11,650	13,339
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	428
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,792

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,932
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	10,000	11,329
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,397
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,619
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	24,965	27,855
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,712
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,000	7,772
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,880
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,813
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	7,035
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	9,625	10,649
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,434
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,804
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,395
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,143
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,661
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	13,150
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,400
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,243
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	27,917
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.170%	9/8/14 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,528
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,472
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,281

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,280	9,147
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.030%	9/2/14	1,200	1,200
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.040%	9/2/14	9,900	9,900
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	7,047
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	2,580	2,945
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,140
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,280
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,385
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,767
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,391
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,760
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,064
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/14 (Prere.)	5,015	5,016
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,228
2 New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund) TOB
VRDO	0.180%	9/2/14	9,860	9,860
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,828
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,310
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)	3,000	3,298
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,248
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	14,273
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	4,887
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,344
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	10,000	11,346
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/44	5,000	5,655
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,214

New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,058
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,118
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,081
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/24	3,450	4,406
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,990
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,865
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,322
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	8,110
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,322
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,414
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/44	5,000	5,907
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,598
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,672
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,748
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,267
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,620
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.500%	7/1/23	1,265	1,449
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,402
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,370
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,114
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,330
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,660
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	513
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	1,430	1,794
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	83
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,433
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	405	482
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	161

New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	180	215
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,690	4,258
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,268
New Jersey GO	5.250%	7/1/15 (4)	4,500	4,689
New Jersey GO	5.000%	8/15/19	5,000	5,847
New Jersey GO	5.000%	6/1/20	915	1,063
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/23	8,580	10,141
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/27	13,165	14,914
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/33	5,085	5,569
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,191
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,659
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,763
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,861
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,950
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,574
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.000%	7/1/18	300	324
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,750	1,969
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/19	2,000	2,281
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	879
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,600	3,011
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	5,060
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	6,680	7,592
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.000%	7/1/18	1,000	1,031
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.000%	7/1/24	1,600	1,642

New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	4,055	4,172
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	6,947
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,359
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,446
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,401
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,273
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,857
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,748
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,117
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.250%	7/1/18	815	888
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,398
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,592
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,869
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/25	1,200	1,286
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,250	2,478
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,346
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,868
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,743
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,000	1,180
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,773

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,281
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	1,250	1,445
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,512
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,061
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,481
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,207
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,220	4,464
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	575	608
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.200%	9/8/14 (12)	4,545	4,545
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,045	2,254
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,186
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	6,530	7,041
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,500	5,974
1 New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,131
1 New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	1,200	1,354
1 New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,351
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	7,947
1 New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,918
1 New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,450

New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,148
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,608
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,113
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,265
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,033
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,000	2,218
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	4,600	5,066
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	6.625%	7/1/38	3,885	4,231
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	5,933
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30 (9)	2,170	2,253
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/23	2,390	2,860
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/24	3,120	3,737
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/25	3,470	4,122
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,928
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,661
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,475
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,770
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,346
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,010	3,277
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.030%	9/8/14 LOC	10,145	10,145
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	4,145	4,446
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,240	1,311
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,245	1,314

New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,075	7,967
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	4,005	4,234
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,170	1,205
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	9/8/14	7,000	7,000
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,692
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,535
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	282
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	433
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,699
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,493
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,316
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	15,000	15,829
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,763
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,202
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,120
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	4,450	5,190
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,953
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,930
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,836
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	2,872
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,998
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	5,138
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,658
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	10,915	6,654
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,583
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	11,245	12,816
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,854
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	15,000	8,188
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,834
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	3,108

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,771
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	6,970	3,736
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,438
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,827
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,023
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	1,500	1,704
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,943
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	6,159
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,901
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	7,000	3,003
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	22,091
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	10,329
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,017
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,210
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,881
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	2,167
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,985
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	375
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	7,105	7,616
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,573
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,927
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,935
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,400	6,089
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	11,150	3,221
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	11,251
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	13,750	14,602
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.120%	9/8/14 LOC	5,000	5,000

2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.120%	9/8/14 LOC	3,820	3,820
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.160%	9/8/14 (4)	5,660	5,660
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.040%	9/8/14 LOC	4,300	4,300
New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	16,000	16,265
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,689
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	7,705	7,998
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	6,720	7,274
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	8,335	9,013
1 New Jersey Turnpike Authority Revenue	5.000%	1/1/25	5,000	6,102
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,986
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,566
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	2,725	3,124
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	8,500	8,812
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,151
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,550
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,855
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	23,000	25,513
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	14,285	15,965
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,528
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/16 (14)	250	264
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	101
Ocean County NJ GO	5.000%	6/1/24	1,440	1,738
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,600	1,776
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/24	2,610	2,997
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/25	2,740	3,143
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/26	2,885	3,281
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,998
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,743
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,251
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,575
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/25	3,000	3,585
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,572
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,400
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,130
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,819

Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,887
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/31	1,800	2,126
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,995
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,570
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,875
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	5,500	6,429
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,428
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,930	2,249
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,124
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,420
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,865
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/38	6,600	7,511
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	7,479
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	16,250	18,607
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,571
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	18,036
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,713
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,486
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,778
River Dell NJ Regional School District GO	4.000%	3/1/23	500	565
River Dell NJ Regional School District GO	4.000%	3/1/24	890	996
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,723
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,842
Rutgers State University New Jersey Revenue	5.000%	5/1/33	10,000	11,533
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,428
Rutgers State University New Jersey Revenue	5.000%	5/1/38	5,460	6,203
Rutgers State University New Jersey Revenue	5.000%	5/1/43	12,590	14,263
Rutgers State University New Jersey Revenue
VRDO	0.030%	9/2/14	10,230	10,230
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,483
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,476
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,223

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,461
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,523
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,247
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,185	4,575
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,174
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.030%	9/8/14 LOC	6,100	6,100
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	15,000	14,823
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	5,030	4,522
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	25,000	6,080
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,633
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,416
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,726
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,147
				2,001,810
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	3,390	3,405
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	3,000	3,479
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,641
				8,525
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	5,000	5,581

Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	929

Total Tax-Exempt Municipal Bonds (Cost $1,899,244)				2,016,845
Total Investments (101.1%) (Cost $1,899,244)				2,016,845
Other Assets and Liabilities-Net (-1.1%)				(21,805)
Net Assets (100%)				1,995,040

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2014.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $30,120,000, representing 1.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.

New Jersey Long-Term Tax-Exempt Fund

GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using

New Jersey Long-Term Tax-Exempt Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determinethe fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2014.

D. At August 31, 2014, the cost of investment securities for tax purposes was $1,899,970,000. Net unrealized appreciation of investment securities for tax purposes was $116,875,000, consisting of unrealized gains of $121,721,000 on securities that had risen in value since their purchase and $4,846,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2014
VANGUARD NEW JERSEY TAX-FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.